Filed pursuant to Rule 497(a)
Registration No. 333-289793
Rule 482ad
LAUNCH: Blue Owl Technology Finance Corp $400m 5Y +255
By Michael Gambale, Brian Smith and Bloomberg Automation
(Bloomberg) -- Deal launched.
•$400m 5Y Fixed (Jan. 23, 2031) at +255
oIPT +287.5 area
•Issuer: Blue Owl Technology Finance Corp (OTF)
•Exp. Ratings: Baa3/BBB-/BBB-
•Format: SEC registered, senior unsecured
•CoC 100, 1-month par call, MWC
•UOP: Paydown existing indebtedness
•Settlement: Jan. 23, 2026 (T+3)
•Denoms: 2k x 1k
•ISIN: US095924AC09
•CUSIP: 095924AC0
•Bookrunners: BofA, MIZ, MUFG, SMBC, USB
•See security information: 5Y Fixed
•Information from person familiar with the matter who asked not to be identified
See all preliminary issues: PREL <GO>
To contact the reporters on this story:
Michael Gambale in New York at mgambale2@bloomberg.net;
Brian Smith in New York at bsmith373@bloomberg.net
This story was produced with the assistance of Bloomberg Automation.